UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX	77027
(Address of principal executive offices)	(Zip code)

A. Haag Sherman The Endowment Registered Fund, L.P. 4265 San Felipe, Suite 800 Houston, TX 77027	With a copy to: George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/08

Date of reporting period: 06/30/08

Item 1.	Reports to Stockholders.

the

ENDOWMENT FUND

The Endowment Registered Fund, L.P.

Shareholders’ Report

June 30, 2008

(Unaudited)

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2008

(Unaudited)

Assets
Investments in the Master Fund, at estimated fair value	$2,451,924,964
Receivable from the Master Fund	22,601,484
Prepaid contributions to the Master Fund	107,772,395
Prepaids and other assets	384,900

Total assets	2,582,683,743

Liabilities and Partners’ Capital
Subscriptions received in advance	107,772,395
Redemptions payable	22,601,484
Service fee payable	5,754,837
Accounts payable and accrued expenses	452,910

Total liabilities	136,581,626

Contributed capital	2,277,759,370
Net unrealized appreciation from investments	168,342,747

Partners’ capital	2,446,102,117

Total liabilities and partners’ capital	$2,582,683,743

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2008

(Unaudited)

Net investment loss allocated from the Master Fund:
Interest and dividend income	$3,377,690
Expenses	11,435,294

Net investment loss allocated from the Master Fund	(8,057,604)

Income of the Registered Fund:
Early repurchase income	162,858

Total income of the Registered Fund	162,858
Expenses of the Registered Fund:
Servicing fees	10,165,753
Amortization of offering costs	339,859
Legal fees	8,833
Other expenses	256,012

Total expenses of the Registered Fund	10,770,457

Net investment loss of the Registered Fund	(10,607,599)

Net investment loss	(18,665,203)

Net realized and unrealized gain (loss) from investment transactions allocated from the Master Fund:
Net realized gain from investments	12,851,173
Change in unrealized appreciation (depreciation) from investments	(2,993,865)

Net realized and unrealized gain (loss) from investment transactions allocated from the Master Fund	9,857,308

Net decrease in partners’ capital resulting from operations	$(8,807,895)

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Year Ended December 31, 2007 and Six Months Ended June 30, 2008 (Unaudited)

Partners’ capital at December 31, 2006	$366,320,058
Contributions	1,015,355,825
Distributions	(25,534,129)
Net increase in partners’ capital resulting from operations:
Net investment loss	(13,802,014)
Net realized gain from investments	3,345,822
Change in unrealized appreciation (depreciation) from investments	137,077,481

Net increase in partners’ capital resulting from operations	126,621,289

Partners’ capital at December 31, 2007	1,482,763,043

Contributions	1,009,538,728
Distributions	(37,391,759)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(18,665,203)
Net realized gain from investments	12,851,173
Change in unrealized appreciation (depreciation) from investments	(2,993,865)

Net decrease in partners’ capital resulting from operations	(8,807,895)

Partners’ capital at June 30, 2008	$2,446,102,117

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2008

(Unaudited)

Cash flow from operating activities:
Net decrease in partners’ capital resulting from operations	$(8,807,895)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash used in operating activities:
Net realized and unrealized gain (loss) from investment transactions allocated from the Master Fund	(9,857,308)
Net investment loss allocated from the Master Fund	8,057,604
Contributions to the Master Fund	(1,009,701,586)
Distributions from the Master Fund	45,839,781
Increase in receivable from the Master Fund	(9,058,371)
Decrease in prepaid contributions to the Master Fund	38,688,206
Increase in prepaids and other assets	(94,881)
Increase in service fee payable	2,329,976
Increase in accounts payable and accrued expenses	87,340

Net cash used in operating activities	(942,517,134)

Cash flow from financing activities:
Contributions from partners	1,009,538,728
Distributions to partners	(37,391,759)
Decrease in subscriptions received in advance	(38,688,206)
Increase in redemptions payable	9,058,371

Net cash provided by financing activities	942,517,134

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2008

(Unaudited)

(1) ORGANIZATION

The Endowment Registered Fund, L.P. (the “Registered Fund”), is a limited partnership organized under the laws of the state of Delaware. The Registered Fund was registered and began operations on March 10, 2004 (“Inception”) as a nondiversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registered Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The Master Fund’s financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the Registered Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on June 30, 2008 was 46.85%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Registered Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the Registered Fund expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Registered Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Registered Fund records security transactions on a trade-date basis.

Investments that are held by the Registered Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Registered Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Registered Fund’s investments is calculated by Citi Fund Services Ohio, Inc. (“Citi”), the Registered Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. The valuation procedures of the Registered Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Registered Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Registered Fund will equal the value of the total assets of the Registered Fund, less all of its liabilities, including accrued fees and expenses.

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

(e) INVESTMENT INCOME

Generally, distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investments and to the extent distributions exceed the cost of the investment, a realized gain is recognized.

For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Registered Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Registered Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Registered Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Registered Fund itself is not subject to income taxes because such taxes are the responsibility of the individual partners in the Registered Fund. Accordingly, no provision for income taxes has been made in the Registered Fund’s financial statements.

Effective January 1, 2007, the Registered Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for the Uncertainty in Income Taxes” (“FIN 48”). FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Registered Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Registered Fund would be recorded as a tax benefit or expense in the current period. The Registered Fund has not recognized any tax liability for unrecognized tax benefits in connection with the adoption of FIN 48. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2004 through present remain subject to examination by the U.S. taxing authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

(i) ORGANIZATIONAL EXPENSES

The Registered Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Registered Fund reporting purposes upon commencement of operations.

(j) FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the Registered Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Registered Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization, as of June 30, 2008, of the Registered Fund’s investments based on the inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Investments	$—	$—	$2,451,924,964

Total	$—	$—	$2,451,924,964

The categorization of the Registered Fund’s investment in the Master Fund as a Level 3 investment does not reflect the fact that many of the underlying investments held by the Investment Funds in which the Master Fund invests, if owned directly by the Registered Fund, would be classified as Level 1 investments.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of 12/31/2007	$1,486,263,455
Accrued Accretion (Amortization)	—
Change in Unrealized Appreciation (Depreciation)	1,799,704
Net Purchases (Sales)	963,861,805
Distributions	—

Balance as of 06/30/2008	$2,451,924,964

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the Registered Fund’s financial statements and related disclosures.

(3) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Registered Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Registered Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Registered Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Registered Fund’s limited partnership agreement.

The Registered Fund reserves the right to reject any applications for Interests. The $107,722,395 in subscriptions received in advance as of June 30, 2008 represents subscriptions for Registered Fund Interests received prior to the July 2008 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Registered Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Registered Fund, including any net change in unrealized appreciation or depreciation from

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Registered Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner’s purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Registered Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Registered Fund’s assets are invested in the Master Fund, the ability of the Registered Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. In addition, the Registered Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Registered Fund.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2008, all of the investments made by the Registered Fund were in the Master Fund.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund will trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of the investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on Master Fund net assets of up to $100 million, 7 basis points on Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Registered Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Registered Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Registered Fund.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

(7) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s net assets, calculated based on the Master Fund’s net asset value at the end of each month, payable quarterly in arrears. So long as the Registered Fund invests all of its investable assets in the Master Fund, the Registered Fund will not pay the Adviser directly any Investment Management Fee; however, the Registered Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Registered Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Registered Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

For the six months ended June 30, 2008, $10,165,753 was incurred for Servicing Fees.

(c) PLACEMENT AGENTS

The Registered Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Registered Fund. Sanders Morris Harris, Inc. (“SMH”), an affiliate of the General Partner and the Adviser, has been engaged by the Registered Fund to serve as a Placement Agent. SMH is a full service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(8) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Period March 10, 2004 (Inception) to December 31, 2004
Net investment loss to average partners’ capital[1,2]	(1.84)%	(1.55)%	(1.65)%	(1.30)%	(3.41)%
Expenses to average partners’ capital[1,2]	2.19%	2.29%	2.36%	2.15%	4.13%
Portfolio Turnover[3]	9.40%	4.19%	15.31%	12.65%	10.29%
Total Return[4]	(1.38)%	15.83%	11.09%	9.53%	1.01%
Partners’ capital, end of period	$2,446,102,117	$1,482,763,043	$366,320,058	$60,281,882	$30,393,607

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

The above calculations reflect the waiver of the Servicing Fees since Inception of the Registered Fund through June 30, 2005. An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

2

Had the Servicing Fee waiver not been in effect, the ratios for net investment loss to average partners’ capital would have been (1.73)% and (4.42)% for 2005 and 2004 (annualized), respectively. Without the Servicing Fee waiver, the ratios for expenses to average partners’ capital would have been 2.59% and 5.14% for 2005 and 2004 (annualized), respectively.

3	The Registered Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
4	Calculated as geometrically linked monthly returns for each month in the period.

(9) SUBSEQUENT EVENT

The Adviser recommended to the Board that a tender offer in an amount of up to $247,000,000 be made based on the projected September 30, 2008 net asset value of the Registered Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring August 31, 2008 was sent out to the partners in the Registered Fund.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2008

(Unaudited)

Directors and Officers

The Registered Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Registered Fund who are responsible for the Registered Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, the Registered Fund and the TEI Fund together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual fee of $20,000, which is paid quarterly, a fee of $4,000 per Board meeting, a fee of $1,000 per informal meeting, a fee of $1,000 per meeting for each member on the audit committee and an additional fee of $2,500 per audit committee meeting for the audit committee chairman. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2008.

Asset Class[1]	Fair Value	%
Domestic Equity	$499,101,710	9.71
International Equity	739,589,924	14.39
Opportunistic Equity	387,845,863	7.55
Absolute Return	1,042,883,468	20.28
Real Estate	278,468,493	5.42
Natural Resources	772,594,381	15.03
Private Equity	435,967,612	8.48
Fixed Income	249,824,567	4.86
Enhanced Fixed Income	734,115,308	14.28

Total Investments	$5,140,391,326	100.00

1	The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

Form N-Q Filings

The Registered Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Registered Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Registered Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2008

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Registered Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Registered Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Registered Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 16, 2008, the Board considered and approved the continuation of the Investment Management Agreement between the Registered Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. Prior to the January 16, 2008 meeting of the Board, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Master Fund’s sub-adviser, the Adviser’s staffing and training program, Registered Fund and Adviser compliance programs, Registered Fund performance including benchmarks and comparisons to other funds, Registered Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Board was assisted at all times by counsel to the Registered Fund.

The Board noted that during 2007 it had approved a new agreement with the Master Fund’s sub-adviser, necessitated by a change in control of the sub-adviser, which following Board approval had been approved by a vote of Master Fund partners in 2007. The sub-advisory agreement therefore would not be considered for renewal until 2009.

Following the Board’s review, the Board concluded that the Investment Management Agreement enables the Registered Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:

The nature, extent and quality of the advisory services provided. With respect to the Investment Management Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight and monitoring of the sub-adviser and oversight of and interaction with other service providers.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2008

(Unaudited)

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Investment Management Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Registered Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Registered Fund. The Board evaluated the comparative information provided by the Adviser regarding the Registered Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Adviser noted that it was generally satisfied with the performance of the sub-adviser. The Board concluded that the Registered Fund’s investment performance for the period was superior on a relative basis. On the basis of the Directors’ assessment, the Directors concluded that the Adviser (with the assistance of the sub-adviser) was capable of generating a level of long-term investment performance that is appropriate in light of the Registered Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser, including that the Adviser pays the sub-adviser from the Adviser’s fees. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Registered Fund and its growth. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Registered Fund’s investment program, the Adviser’s financial information, the fees paid by the Adviser to the sub-adviser, and the costs associated with managing the Registered Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Registered Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Registered Fund were competitive with comparable investment companies.

The extent to which economies of scale would be realized as the Registered Fund grows and whether fee levels reflect these economies of scale for the benefit of Registered Fund investors. While noting that the management fees will not decrease as the level of Registered Fund assets increase, the Board concluded that the management fees appropriately reflect the Registered Fund’s complex operations, the current economic environment for the Adviser, including its substantial investment relating to support of the Registered Fund and the competitive nature of the investment company market as relevant to the Registered Fund. The Board noted that as the Registered Fund has grown, the need for investor support and in particular infrastructure and tax reporting has grown, and that increased size to date has not generally produced significant economies of scale. The Board noted that it will have the opportunity to periodically re-examine whether the Registered Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser and sub-adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Registered Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Registered Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2008

(Unaudited)

services to the Registered Fund and investors therein, and are consistent with industry practice and the best interests of the Registered Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Registered Fund.

Other considerations. The Board determined that the Adviser has made a substantial commitment both to the recruitment and retention of high quality personnel and the provision of investor services, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Registered Fund in a professional manner that is consistent with the best interests of the Registered Fund and its partners. The Directors also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Registered Fund.

This Page Intentionally Left Blank

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholders’ Report

June 30, 2008

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2008

(Unaudited)

Assets
Investments in Investment Funds, at estimated fair value (cost $1,029,967,160)	$1,244,550,803
Investments in affiliated Investment Funds, at estimated fair value (cost $3,091,428,561)	3,300,090,622
Investments in securities, at fair value (cost $586,420,141)	595,749,901

Total investments	5,140,391,326
Cash and cash equivalents	53,149,471
Prepaid contributions to Investment Funds	211,000,000
Interest and dividends receivable	423,585
Investments receivable	104,607,650
Prepaids and other assets	337,331

Total assets	5,509,909,363

Liabilities and Partners’ Capital
Subscriptions received in advance	209,909,076
Investments purchased payable	4,916,438
Redemptions payable	36,769,327
Management fees payable	12,336,337
Offshore withholding tax payable	10,744,405
Administration fees payable	824,313
Accounts payable and accrued expenses	792,971

Total liabilities	276,292,867

Contributed capital	4,801,041,032
Net unrealized appreciation from investments	432,575,464

Partners’ capital	5,233,616,496

Total liabilities and partners’ capital	$5,509,909,363

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Absolute Return (0.86% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.(2)		$ 45,315,768
Domestic Equity (0.90% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P.(2)		47,161,486
International Equity (5.83% of Partners’ Capital)
Algebris Global Financials Fund, L.P.(1)(2)		69,388,063
Boyer Allan Greater China Fund, L.P.(2)		30,551,272
Boyer Allan Pacific Partners, L.P.		29,515,541
SR Global Fund—Asia Portfolio (Class B, L.P.)		28,873,465
SR Global Fund—Emerging Markets Portfolio (Class G, L.P.)		32,056,359
SR Global Fund—Europe Portfolio (Class A, L.P.)		12,597,163
SR Global Fund—International Portfolio (Class C, L.P.)		86,325,527
SR Phoenicia—Carthaginian Portfolio (Class B, L.P.)		7,378,276
SR Phoenicia—Phoenicia Portfolio (Class A, L.P.)		8,210,549
Private Equity (0.86% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		444,178
CJIP II Co-Invest, L.P.		103,985
Gavea Investment Fund II A, L.P.		13,159,414
India Asset Recovery Fund, L.P.		564,139
LC Fund IV, L.P.(2)		916,667
Orchid Asia IV, L.P.		2,473,986
Tiger Global Private Investment Partners IV, L.P.		11,846,934
Tiger Global Private Investment Partners V, L.P.		1,282,227
Trustbridge Partners II, L.P.(2)		14,127,931
Real Estate (0.51% of Partners’ Capital)
Forum European Realty Income III, L.P.(1)(2)		3,479,683
New City Asia Partners (T), L.P.		14,738,736
Phoenix Asia Real Estate Investments II, L.P.(2)		8,437,406

Total Cayman Islands		468,948,755

Guernsey
Private Equity (0.02% of Partners’ Capital)
Mid Europa Fund III, L.P.		1,327,281

Total Guernsey		1,327,281

Republic of Mauritius
Real Estate (0.08% of Partners’ Capital)
Orbis Real Estate Fund I(2)		3,982,397

Total Republic of Mauritius		3,982,397

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Scotland
Private Equity (0.04% of Partners’ Capital)
Actis Umbrella Fund, L.P.(1)		$ 2,117,873

Total Scotland		2,117,873

United Kingdom
Private Equity (0.12% of Partners’ Capital)
Darwin Private Equity I, L.P.(1)		2,329,582
Exponent Private Equity Partners II, L.P.		4,296,786
Real Estate (0.08% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		2,301,482
Patron Capital, L.P. II(1)		940,813
Patron Capital, L.P. III		1,063,696

Total United Kingdom		10,932,359

United States
Absolute Return (17.79% of Partners’ Capital)
Anchorage Crossover Credit Fund, L.P.(2)		51,362,177
Black River Commodity Multi-Strategy Fund, LLC		14,503,477
Black River Global Multi-Strategy Leveraged Fund, LLC	15,179	18,653,932
Eton Park Fund, L.P.		59,651,537
Highland Credit Strategies Fund, L.P.(3)		59,306,869
Kenmont Onshore Fund, L.P.(2)		21,949,144
Magnetar Capital Fund, L.P.(2)		68,246,702
OZ Asia Domestic Partners, L.P.(2)		50,972,486
Paulson Advantage Plus, L.P.(2)		131,041,862
Paulson Partners Enhanced, L.P.(2)		54,646,154
PIPE Equity Partners, LLC(2)		65,137,308
PSAM WorldArb Partners, L.P.(2)		50,754,435
Redbrick Capital, L.P.(3)		17,035,399
Sorin Fund, L.P.(2)		59,237,425
Stark Investment, L.P.		50,943,796
Waterstone Market Neutral Fund, L.P.(3)		85,177,630
Whitebox Combined Fund, L.P.(2)		72,338,653
Domestic Equity (8.64% of Partners’ Capital)
Bonanza Partners, L.P.(2)		23,082,047
Caduceus Capital II, L.P.		11,009,353
CCM Small Cap Value Qualified Fund, L.P.(3)		41,313,147
Chilton Investment Partners, L.P.(2)		57,805,605
Contrarian Equity Fund, L.P.(2)		9,629,651
Criterion Horizons Fund, L.P.(2)		11,150,223
Criterion Institutional Partners, L.P.(2)		13,472,384
Diamond Hill Investment Partners II, L.P.(3)		53,821,204
Empire Capital Partners Enhanced, L.P.(3)		22,904,617
HealthCor, L.P.(2)		43,869,682
Renaissance Institutional Equities Fund, LLC		31,453,128

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Domestic Equity (8.64% of Partners’ Capital) (continued)
Samlyn Onshore Fund, L.P.(2)		$ 28,203,568
The Raptor Global Fund, L.P.(2)		66,011,425
Tiger Consumer Partners, L.P.(2)		38,214,191
Enhanced Fixed Income (14.03% of Partners’ Capital)
Anchorage Short Credit Fund, L.P.(2)		110,401,552
BDCM Partners I, L.P.(3)		64,092,853
Contrarian Capital Fund I, L.P		96,956,083
Halcyon European Structured Opportunities Fund, L.P.(3)		31,589,032
Harbinger Capital Partners Fund I, L.P.		154,858,551
Ore Hill Fund, L.P.(2)		37,907,831
Prospect Harbor Credit Partners, L.P.		55,469,388
Standard Pacific Asymmetric Opportunities Fund, L.P.(2)		56,082,235
The Rohatyn Group Local Currency Opportunity Partners, L.P.(3)		72,916,937
Z Capital Senior Debt Fund, L.P.(3)		53,840,846
International Equity (5.79% of Partners’ Capital)
Gradient Europe Fund, L.P.(2)		26,441,233
L-R Global Partners, L.P.		3,574,835
Liberty Square Strategic Partners IV (Asia), L.P.(2)		17,880,752
Middle East North Africa Opportunities Fund, L.P.(3)	53,660	65,586,816
Monsoon India Inflection Fund, L.P.		9,091,056
Monsoon India Inflection Fund 2, L.P.(2)		17,036,309
Penta Asia Domestic Partners, L.P.		23,754,038
Skopos HG Fund, LLC(2)	262,504	37,906,585
Steel Partners Japan Strategic Fund, L.P.		22,203,817
Taiyo Fund, L.P.		3,041,775
Tarpon All Equities Fund, LLC(2)		26,481,989
Torrey Pines Fund, LLC(3)		50,154,768
Natural Resources (9.42% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.		4,495,212
BP Capital Energy Equity Fund II, L.P.(2)		91,094,165
CamCap Resources, L.P.(2)		65,442,256
Chilton Global Natural Resources Partners, L.P.(2)		82,023,898
EnCap Energy Capital Fund VII-B, L.P.		1,560,956
Intervale Capital Fund, L.P.(2)		2,943,437
NGP IX Offshore Fund, L.P.(2)		3,868,889
NGP Midstream & Resources, L.P.		2,853,156
Southport Energy Plus Partners, L.P.(2)		94,850,913
The Ospraie Fund, L.P.	31,614	45,749,075
Tocqueville Gold Partners, L.P.		537,223
Treaty Oak Partners (QP), L.P.(2)		22,091,712
Velite Energy, L.P.(2)		75,652,140

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Opportunistic Equity (7.41% of Partners’ Capital)
Bear Stearns Emerging Markets Macro Fund, L.P.(2)		$ 31,098,777
Corriente Partners, L.P.(2)		45,402,332
Global Undervalued Securities Fund (QP), L.P.(2)		66,806,810
GMO Mean Reversion Fund (Onshore), L.P.		14,151,168
Hayman Capital Partners, L.P.		9,004,885
HomeField Partners, L.P.(2)		18,116,933
Jetstream Global Institutional Fund, L.P.(2)		28,621,841
Miura Global Partners II, L.P.(2)		62,372,482
NWI Explorer Global Macro Fund, L.P.(2)		18,991,418
Pantera Global Macro Fund, L.P.		4,132,920
Pardus European Special Opportunities Fund, L.P.(2)		11,790,612
Passport II, L.P.		33,183,291
SCP Sakonnet Fund, L.P.(3)		44,172,394
Private Equity (6.63% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F, L.P.		1,767,133
Audax Mezzanine Fund II, L.P.(1)		3,791,680
BDCM Opportunity Fund II, L.P.		2,564,865
Brazos Equity Fund II, L.P.(1)		1,972,424
Capital Royalty Partners, L.P.(1)		1,033,466
Carlyle Partners V, L.P.(1)		3,099,841
Catterton Growth Partners, L.P.(2)		2,765,641
Chrysalis Ventures III, L.P.		667,508
Crosslink Crossover Fund IV, L.P.		1,830,361
Crosslink Crossover Fund V, L.P.		20,641,708
Dace Ventures I, L.P.(2)		654,364
Encore Consumer Capital Fund, L.P.		2,087,995
European Divergence Fund, L.P.(3)		67,079,375
Fairhaven Capital Partners, L.P.(2)		2,935,973
GMO Emerging Illiquid Fund, L.P.		7,260,251
Harbinger Capital Partners Special Situations Fund, L.P.		42,258,436
HealthCor Partners Fund, L.P.(2)		2,431,951
Integral Capital Partners VIII, L.P.(2)		17,769,882
Lehman Brothers Venture Partners V, L.P.		1,074,270
MatlinPatterson Global Opportunities Partners III, L.P.		6,109,692
Monomoy Capital Partners, L.P.		1,644,360
Paulson Credit Opportunities II, L.P.		54,580,423
Pine Brook Capital Partners, L.P.		3,734,301
Pinto America Growth Fund, L.P.		1,167,517
Private Equity Investment Fund IV, L.P.(1)(2)		6,999,994
Q Funding III, L.P.(2)		15,530,354
Q4 Funding, L.P.(2)		44,074,477
Saints Capital VI, L.P.(2)		1,550,281

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (6.63% of Partners’ Capital) (continued)
Sanderling Venture Partners VI Co-Investment Fund, L.P.		$ 864,735
Sanderling Venture Partners VI, L.P.		538,510
Silver Lake Partners III, L.P.		1,072,717
Sterling Capital Partners II, L.P.		1,685,627
Sterling Capital Partners III, L.P.		1,818,537
Sterling Group Partners II, L.P.		1,937,398
Strategic Value Global Opportunities Fund I-A, L.P		3,247,830
The Column Group, L.P.		933,236
The Resolute Fund II, L.P.		1,296,121
Trivest Fund IV, L.P.(2)		3,572,449
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		6,392,308
VCFA Private Equity Partners IV, L.P.(1)		1,173,543
VCFA Venture Partners V, L.P.		2,770,035
Voyager Capital Fund III, L.P.		561,593
Real Estate (2.87% of Partners’ Capital)
Aslan Realty Partners III, LLC		2,035,674
Cypress Realty VI, L.P.		3,195,166
DaVinci Corporate Opportunity Partners, L.P.		7,384,786
ING Clarion Global, L.P.(2)		27,792,766
ING Clarion U.S., L.P.(2)		27,611,288
Legacy Partners Realty Fund II, LLC		9,475,626
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		2,987,500
MONY/Transwestern Mezzanine Realty Partners II, LLC(1)		2,036,595
Northwood Real Estate Co-Investors, L.P.(2)		(51,243)
Northwood Real Estate Partners, L.P.		(146,508)
Oak Hill REIT Plus Fund, L.P.(2)		7,267,634
Parmenter Realty Fund III, L.P.		5,666,864
Square Mile Partners III, L.P.(2)		3,433,385
Wells Street Global Partners, L.P.(3)		25,375,140
Woodbourne Daybreak Global Fund, L.P.(2)		25,945,321

Total United States		3,798,130,543

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (Cost $3,865,680,359)		4,285,439,208	81.88%

Passive Foreign Investment Companies
Republic of Mauritius
International Equity (0.15% of Partners’ Capital)
India Capital Fund Ltd. A2 Shares	187,107	8,034,375

Total Republic of Mauritius (Cost $4,500,000)		8,034,375	0.15%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Passive Foreign Investment Companies (continued)
Bermuda Exempted Mutual Fund Company
Private Equity (0.59% of Partners’ Capital)
El Tejar Ltd.		$ 9,800,000
Highland CDO Opportunity Fund, Ltd.	20,448	20,800,082

Total Bermuda Exempted Mutual Fund Company (Cost $32,000,000)		30,600,082	0.59%

Cayman Companies Limited by Shares
Absolute Return (1.27% of Partners’ Capital)
Overseas CAP Partners, Inc.(3)	43,913	66,608,713
International Equity (2.00% of Partners’ Capital)
Ajeej Mena Fund(2)	213,420	30,138,451
The Russian Prosperity Fund	1,056,068	44,196,429
Quorum Fund Ltd.(2)	349,876	30,232,330
Natural Resources (0.22% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		11,460,237
Real Estate (0.49% of Partners’ Capital)
Wells Street Offshore Ltd.(2)	32,000	25,786,880

Total Cayman Companies Limited by Shares (Cost $206,537,412)		208,423,040	3.98%

Total Passive Foreign Investment Companies (Cost $243,037,412)		247,057,497	4.72%

Private Corporations
United States
Real Estate (0.23% of Partners’ Capital)
Legacy Partners Realty Fund III, Inc.		5,115,943
Net Lease Private REIT V, Inc.(1)		1,543,669
Net Lease Private REIT VI, Inc.(1)		3,985,108
Net Lease Private REIT VII, Inc.(1)(2)		750,000
Net Lease Private REIT VII-A, Inc.(1)(2)		750,000

Total Private Corporations (Cost $12,677,950)		12,144,720	0.23%

Total Investments in Investment Funds (Cost $4,121,395,721)		4,544,641,425	86.83%

Investments in Securities
Investments in Registered Investment Companies
Closed End Funds
United States (0.02% of Partners’ Capital)
International Equity
The China Fund, Inc.(1)	25,586	780,885

Total Closed End Funds (Cost $884,252)		780,885	0.02%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Registered Investment Companies (continued)
Exchange Traded Funds
United States
Fixed Income (2.34% of Partners’ Capital)
iShares Lehman 1-3 Year Treasury Bond Fund(1)	1,065,896	$88,352,119
iShares Lehman 20+ Year Treasury Bond Fund(1)	161,306	14,894,996
SPDR Lehman International Treasury Bond ETF	350,000	19,309,500
Natural Resources (3.56% of Partners’ Capital)
The Energy Select Sector SPDR Fund(1)	369,246	32,670,886
Market Vectors Gold Miners ETF	655,842	31,867,363
HOLDRs Oil Service Trust(1)	185,700	41,227,257
Powershares DB Agriculture Fund	234,102	9,523,270
SPDR Gold Trust	260,906	23,846,808
Ultrashort Oil & Gas Proshares(1)	1,766,023	47,170,474
Real Estate (0.40% of Partners’ Capital)
Ultrashort Real Estate Proshares(1)	200,000	21,000,000

Total Exchange Traded Funds (Cost $313,923,528)		329,862,673	6.30%

Open End Funds
United States
Fixed Income (2.43% of Partners’ Capital)
Pimco Foreign Bond (Unhedged)(1)	5,863,681	63,503,667
Pimco Total Return(1)	5,998,522	63,764,285
International Equity (0.35% of Partner’s Capital)
Fidelity Japan Smaller Companies Fund	1,864,196	18,157,267
Natural Resources (1.56% of Partners’ Capital)
BlackRock Global Resources Portfolio	579,136	49,330,825
The Tocqueville Gold Fund	657,735	32,334,229
Real Estate (0.73% of Partners’ Capital)
Cohen & Steers Asia Pacific Realty Shares(1)	216,016	2,291,931
ING International Real Estate Fund(1)	1,040,553	10,759,321
Morgan Stanley Institutional Fund—International Real Estate Portfolio	1,154,176	24,964,818

Total United States		265,106,343

Total Open End Funds (Cost $271,612,361)		265,106,343	5.07%

Total Investments in Registered Investment Companies (Cost $586,420,141)		595,749,901	11.39%

Total Investments in Securities (Cost $586,420,141)		595,749,901	11.39%

Total Investments (Cost $4,707,815,862)		$5,140,391,326	98.22%

*	Shares or par value is listed for each investment if it is applicable for that investment type.
**

For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

***	All securities are non-income producing unless noted otherwise.
(1)	Income Producing Security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2008

(Unaudited)

Investment income:
Dividend income	$4,864,479
Interest income	2,334,042
Interest income from affiliates	62,808

Total investment income	7,261,329

Expenses:
Management fees	21,944,615
Administration fees	1,232,006
Legal fees	222,343
Professional fees	379,322
Custodian fees	258,915
Directors fees	100,500
Interest expense	92,898
Foreign tax expense	7,700,666
Other expenses	402,589

Total expenses	32,333,854

Net investment loss	(25,072,525)

Net realized and unrealized gain (loss) from investments:
Net realized gain from investments	32,150,549
Net realized loss from investments in affiliates	(3,983,405)
Change in unrealized appreciation (depreciation) from investments	(8,940,305)

Net realized and unrealized gain (loss) from investments	19,226,839

Net decrease in partners’ capital resulting from operations	$(5,845,686)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Year Ended December 31, 2007 and Six Months Ended June 30, 2008 (Unaudited)

Partners’ capital at December 31, 2006	$1,011,295,414
Contributions	2,045,576,644
Distributions	(93,675,459)
Net increase in partners’ capital resulting from operations:
Net investment loss	(12,679,942)
Net realized gain from investments	7,628,487
Net realized gain from investments in affiliates	429,219
Change in unrealized appreciation (depreciation) from investments	311,394,317

Net increase in partners’ capital resulting from operations	306,772,081

Partners’ capital at December 31, 2007	3,269,968,680

Contributions	2,044,140,540
Distributions	(74,647,038)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(25,072,525)
Net realized gain from investments	32,150,549
Net realized loss from investments in affiliates	(3,983,405)
Change in unrealized appreciation (depreciation) from investments	(8,940,305)

Net decrease in partners’ capital resulting from operations	(5,845,686)

Partners’ capital at June 30, 2008	$5,233,616,496

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2008

(Unaudited)

Cash flow from operating activities:
Net decrease in partners’ capital resulting from operations	$(5,845,686)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(2,207,751,300)
Proceeds from disposition of investments	407,579,428
Net realized gain from investments	(32,150,549)
Net realized loss from investments in affiliates	3,983,405
Change in unrealized appreciation (depreciation) from investments	8,940,305
Accretion of bond discount, net	(97,599)
Decrease in prepaid contributions to Investment Funds	113,500,000
Decrease in interest and dividends receivable	1,323,879
Increase in investments receivable	(94,349,114)
Increase in prepaids and other assets	(241,672)
Decrease in investments purchased payable	(25,083,562)
Increase in management fees payable	4,901,048
Increase in offshore withholding tax payable	7,485,666
Increase in administration fees payable	411,842
Decrease in accounts payable and accrued expenses	(876,187)

Net cash used in operating activities	(1,818,270,096)

Cash flow from financing activities:
Borrowings on line of credit	59,923,808
Repayments on line of credit	(103,981,305)
Decrease in subscriptions received in advance	(119,285,376)
Increase in redemptions payable	15,010,231
Contributions from partners	2,044,140,540
Distributions to partners	(74,647,038)

Net cash provided by financing activities	1,821,160,860

Net increase in cash and cash equivalents	2,890,764
Cash and cash equivalents at beginning of year	50,258,707

Cash and cash equivalents at end of year	$53,149,471

Supplemental disclosure of cash activity:
Cash paid for interest	$181,469

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2008

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003 (“Inception”). The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently seven feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the Master Fund expects that risk of loss to be remote.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc. (“Citi”), the Master Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. The valuation procedures of the Master Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Master Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Master Fund will equal the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

(e) INVESTMENT INCOME

Generally, the values of the investments in Investment Funds are determined whereby the Master Fund records the investment at its acquisition cost and the value is adjusted to reflect the Master Fund’s share of the income or loss (including realized gains and losses) and additional contributions or withdrawals from the Investment Funds. In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the cost basis results in a realized gain. The net change in unrealized appreciation or depreciation of investments in Investment Funds is reflected in the value of the Investment Funds.

For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Master Fund itself is not subject to income taxes because such taxes are the responsibility of the individual partners in the Master Fund. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements.

Effective January 1, 2007, the Master Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for the Uncertainty in Income Taxes” (“FIN 48”). FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. The Master Fund has not recognized any tax liability for unrecognized tax benefits in connection with the adoption of FIN 48. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2004 through present remain subject to examination by the U.S. taxing authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i) ORGANIZATIONAL EXPENSES

The Master Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Master Fund reporting purposes upon commencement of operations.

(j) FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the Master Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization as of June 30, 2008, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Investments	$595,749,901	$—	$4,544,641,425

Total	$595,749,901	$—	$4,544,641,425

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of 12/31/2007	$2,859,611,900
Accrued Accretion (Amortization)	—
Change in Unrealized Appreciation (Depreciation)	2,161,575
Net Purchase (Sales)	1,682,867,950
Distributions	—

Balance as of 06/30/2008	$4,544,641,425

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the Master Fund’s financial statements and related disclosures.

(3) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2008, the Master Fund had investments in Investment Funds and securities. The securities previously being managed by the Master Fund’s sub-adviser were liquidated during the quarter ended June 30, 2008. The $211,000,000 in prepaid contribution to Investment Funds as of June 30, 2008 represents funding of a portion of the July 2008 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees ranging up to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging up to 25% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Master Fund.

In general, most of the Investment Funds in which the Master Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate, provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $2,207,751,300 and $394,517,362, respectively.

At June 30, 2008, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act. A listing of these affiliated Investment Funds (including 2008 activity) is shown below:

				2008 Activity				2008 Activity
Investment Funds	Shares 12/31/2007	Shares 6/30/2008	Fair Value 12/31/2007	Cost of Purchases	Cost of Sales*	Appreciation (Depreciation)	Fair Value 6/30/2008	Interest Income	Realized Gain/(Loss)
Algebris Global Financials Fund, L.P.			$37,940,000	$40,000,000		$(8,551,937)	$69,388,063	$959
Anchorage Crossover Credit Fund, L.P.			—	50,000,000		1,362,177	51,362,177
Anchorage Short Credit Fund, L.P.			42,542,958	50,000,000		17,858,594	110,401,552
Ajeej Mena Fund	—	213,420	—	30,000,000		138,451	30,138,451
BDCM Partners I, L.P.			17,117,620	50,000,000		(3,024,767)	64,092,853
Bear Stearns Emerging Markets Macro Fund, L.P.			12,207,301	20,000,000		(1,108,524)	31,098,777
Bonanza Partners, L.P.			13,662,058	15,000,000		(5,580,011)	23,082,047
Boyer Allan Greater China Fund, L.P.			7,900,700	25,000,000		(2,349,428)	30,551,272
BP Capital Energy Equity Fund II, L.P.			52,721,334	20,000,000		18,372,831	91,094,165
CamCap Resources, L.P.			20,180,489	40,000,000		5,261,767	65,442,256
Catterton Growth Partners, L.P.			—	2,995,932		(230,291)	2,765,641
CCM Small Cap Value Qualified Fund, L.P.			28,634,532	15,000,000		(2,321,385)	41,313,147
Chilton Global Natural Resources Partners, L.P.			32,178,130	30,000,000		19,845,768	82,023,898
Chilton Investment Partners, L.P.			—	60,000,000		(2,194,395)	57,805,605
Contrarian Equity Fund, L.P.			9,755,255	—		(125,604)	9,629,651
Corriente Partners, L.P.			25,439,200	20,000,000		(36,868)	45,402,332
Criterion Horizons Fund, L.P.			12,655,374	—		(1,505,151)	11,150,223
Criterion Institutional Partners, L.P.			15,195,780	—		(1,723,396)	13,472,384
Dace Ventures I, L.P.			468,729	225,437		(39,802)	654,364
Diamond Hill Investment Partners II, L.P.			30,913,630	25,000,000		(2,092,426)	53,821,204
Empire Capital Partners Enhanced, L.P.			—	23,000,000		(95,383)	22,904,617
European Divergence Fund, L.P.			14,946,000	60,000,000		(7,866,625)	67,079,375
Fairhaven Capital Partners, L.P.			—	3,269,506		(333,533)	2,935,973
Forum European Realty Income III, L.P.			—	3,644,194		(164,511)	3,479,683	11,414
Global Undervalued Securities Fund (QP), L.P.			51,842,345	20,000,000		(5,035,535)	66,806,810

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

				2008 Activity				2008 Activity
Investment Funds	Shares 12/31/2007	Shares 6/30/2008	Fair Value 12/31/2007	Cost of Purchases	Cost of Sales*	Appreciation (Depreciation)	Fair Value 6/30/2008	Interest Income	Realized Gain/(Loss)
Gradient Europe Fund, L.P.			$34,018,983	—		$(7,577,750)	$26,441,233
GTIS Brazil Real Estate Fund (Brazilian Real)***			—	—		—	—
Halcyon European Structured Opportunities Fund, L.P.			40,854,588	—		(9,265,556)	31,589,032
HealthCor, L.P.			34,828,106	$10,000,000		(958,424)	43,869,682
HealthCor Partners Fund, L.P.			161,394	2,535,601		(265,044)	2,431,951
Highland Credit Strategies Fund, L.P.			50,520,231	20,000,000		(11,213,362)	59,306,869
HomeField Partners, L.P.			7,949,180	10,000,000		167,753	18,116,933
ING Clarion Global, L.P.			12,953,741	15,000,000		(160,975)	27,792,766
ING Clarion U.S., L.P.			28,039,427	—		(428,139)	27,611,288
Integral Capital Partners VIII, L.P.			—	20,000,000		(2,230,118)	17,769,882
Intervale Capital Fund, L.P.			—	2,999,687		(56,250)	2,943,437
Jetstream Global Institutional Fund, L.P.			33,062,256	—		(4,440,415)	28,621,841
Kenmont Onshore Fund, L.P.			22,974,269	—		(1,025,125)	21,949,144
Liberty Square Strategic Partners IV (Asia), L.P.			23,384,493	—		(5,503,741)	17,880,752
LC Fund IV, L.P.			—	1,000,000		(83,333)	916,667
Magnetar Capital Fund, L.P.			—	70,000,000		(1,753,298)	68,246,702
Middle East North Africa Opportunities Fund, L.P.	50,246	53,660	56,775,765	5,000,000		3,811,051	65,586,816
Miura Global Partners II, L.P.			—	60,000,000		2,372,482	62,372,482
Monsoon India Inflection Fund 2, L.P.			38,842,375	—		(21,806,066)	17,036,309
Monsoon Infrastructure & Realty Co-Invest, L.P.			—	3,000,000		(12,500)	2,987,500
Montrica Global Opportunities Fund, L.P.			52,639,100	—		(7,323,332)	45,315,768
Net Lease Private REIT VII, Inc.			—	750,000		—	750,000
Net Lease Private REIT VII-A, Inc.			—	750,000		—	750,000
NGP IX Offshore Fund, L.P.			—	4,436,188		(567,299)	3,868,889
Northwood Real Estate Co-Investors, L.P.			—	21,120		(72,363)	(51,243)
NWI Explorer Global Macro Fund, L.P.			20,891,303	—		(1,899,885)	18,991,418
Oak Hill REIT Plus Fund, L.P.			7,260,309	—		7,325	7,267,634
Orbis Real Estate Fund I			3,371,920	460,538		149,939	3,982,397
Ore Hill Fund, L.P.			40,885,463	—		(2,977,632)	37,907,831
Overseas CAP Partners, Inc.	43,222	43,913	68,745,388	—		(2,136,675)	66,608,713
OZ Asia Domestic Partners, L.P.			53,839,902	—		(2,867,416)	50,972,486
Pardus European Special Opportunities Fund, L.P.			19,602,775	—		(7,812,163)	11,790,612
Paulson Advantage Plus, L.P.			49,657,418	60,000,000		21,384,444	131,041,862
Paulson Partners Enhanced, L.P.			49,131,737	—		5,514,417	54,646,154
Phoenix Asia Real Estate Investments II , L.P.			1,730,733	6,075,000		631,673	8,437,406
PIPE Equity Partners, LLC			24,987,225	40,000,000		150,083	65,137,308
Private Equity Investment Fund IV, L.P.			4,982,123	2,625,816		(607,945)	6,999,994	$50,435
PSAM WorldArb Partners, L.P.			53,203,150	—		(2,448,715)	50,754,435
Q Funding III, L.P.			13,489,051	2,335,243		(293,940)	15,530,354
Q4 Funding, L.P.			42,168,465	2,736,485		(830,473)	44,074,477
Quorum Fund Ltd.	—	349,876	—	30,000,000		232,330	30,232,330
Redbrick Capital, L.P.			53,696,673	—	$35,000,000	(1,661,274)	17,035,399		$(3,983,405)
Saints Capital VI, L.P.			—	1,650,281		(100,000)	1,550,281
Samlyn Onshore Fund, L.P.			26,445,230	—		1,758,338	28,203,568
SCP Sakonnet Fund, L.P.			20,409,418	20,102,200		3,660,776	44,172,394
Skopos HG Fund, LLC	100,000	262,504	11,851,657	25,000,000		1,054,928	37,906,585
Sorin Fund, L.P.			30,387,760	30,000,000		(1,150,335)	59,237,425
Southport Energy Plus Partners, L.P.			52,790,045	20,000,000		22,060,868	94,850,913
Square Mile Partners III, L.P.			—	3,527,135		(93,750)	3,433,385
Standard Pacific Asymmetric Opportunities Fund, L.P.			—	54,000,000		2,082,235	56,082,235
Tarpon All Equities Fund, LLC			10,940,575	14,000,000		1,541,414	26,481,989
The Raptor Global Fund, L.P.			50,637,395	15,000,000		374,030	66,011,425
The Rohatyn Group Local Currency Opportunity Partners, L.P.			40,743,644	30,000,000		2,173,293	72,916,937

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

				2008 Activity				2008 Activity
Investment Funds	Shares 12/31/2007	Shares 6/30/2008	Fair Value 12/31/2007	Cost of Purchases	Cost of Sales*	Appreciation/ (Depreciation)	Fair Value 6/30/2008	Interest Income	Realized Gain/(Loss)
Tiedemann/Falconer Partners, L.P.			$31,993,945	$15,000,000		$167,541	$47,161,486
Tiger Consumer Partners, L.P.			21,137,490	15,000,000		2,076,701	38,214,191
Torrey Pines Fund, LLC			35,948,659	15,000,000		(793,891)	50,154,768
Treaty Oak Partners (QP), L.P.			19,159,668	—		2,932,044	22,091,712
Trivest Fund IV, L.P.			141,053	3,750,546		(319,150)	3,572,449
Trustbridge Partners II, L.P.			7,186,043	7,120,712		(178,824)	14,127,931
Tuckerbrook SB Global Distressed Fund I, L.P.			5,737,938	777,000		(122,630)	6,392,308
Velite Energy, L.P.			46,736,154	—		28,915,986	75,652,140
Waterstone Market Neutral Fund, L.P.			34,512,285	40,000,000		10,665,345	85,177,630
Wells Street Global Partners, L.P.			5,048,838	25,000,000		(4,673,698)	25,375,140
Wells Street Offshore Ltd.	—	32,000	10,268,700	22,000,000		(6,481,820)	25,786,880
Whitebox Combined Fund, L.P.			—	70,000,000		2,338,653	72,338,653
Woodbourne Daybreak Global Fund, L.P.			30,678,356	—		(4,733,035)	25,945,321
Z Capital Senior Debt Fund, L.P.			31,219,541	30,000,000		(7,378,695)	53,840,846

Total Investment Funds	193,468	955,373	$1,894,923,372	$1,429,788,621	$35,000,000	$10,378,629	$3,300,090,622	$62,808	$(3,983,405)

*	Sales include return of capital.
**	Voting rights have been waived for these investments.
***	Affiliated investment based on capital commitment. No contributions have been made as of June 30, 2008.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until after year end, when the Master Fund’s tax return is completed. The Master Fund’s book cost as of June 30, 2008 was $4,707,815,862 resulting in an accumulated net unrealized appreciation of $432,575,464 consisting of $597,436,086 in gross unrealized appreciation and $164,860,622 in gross unrealized depreciation.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on Master Fund net assets of up to $100 million, 7 basis points on Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Master Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Master Fund. As of June 30, 2008, the Master Fund had $5,233,616,496 in net assets. The total administration fee incurred for the six months ended June 30, 2008 was $1,232,006.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s net assets calculated based on the Master Fund’s net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2008, $21,944,615 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Sanders Morris Harris, Inc. (“SMH”), an affiliate of the General Partner and the Adviser, has been engaged by the Master Fund to serve as a Placement Agent. SMH is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the net assets of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund maintains a credit facility for which the investments of the Master Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Master Fund’s fundamental policies provide that the Master Fund cannot borrow more than 25% of the value of the Master Fund’s net assets. As of June 30, 2008, there were no outstanding borrowings under the credit facility. The weighted average interest rate paid on the line of credit outstanding borrowings during the six-month period ended June 30, 2008 was 6.55%.

(10) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Period April 1, 2003 (Inception) to December 31, 2003
Net investment loss to average partners’ capital[1]	(1.15)%	(0.63)%	(0.61)%	(0.44)%	(0.92)%	(0.26)%
Expenses to average partners’ capital[1,3]	1.48%	1.37%	1.24%	1.28%	1.51%	0.66%
Portfolio Turnover	9.40%	4.19%	15.31%	12.65%	10.29%	11.90%
Total Return[2]	(1.02)%	16.91%	12.37%	10.40%	8.90%	21.66%
Partners’ capital, end of period	$5,233,616,496	$3,269,968,680	$1,011,295,414	$376,169,059	$280,216,027	$109,262,447
Average amount of borrowings outstanding during the period	$2,806,765	$2,984,635	$838,809	$762,381	$233,334	—

An investor’s return (and operating ratios) may vary from those reflected based on different fee arrangements and the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

2

Calculated as geometrically linked monthly returns for each month in the period. Performance prior to March 10, 2004 reflects pre-registration performance; thus returns may have differed had the Master Fund been subject to the regulations of the 1940 Act since Inception.

3	Expense ratios do not include expenses of underlying Investment Funds.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2008

(Unaudited)

(11) SUBSEQUENT EVENTS

The Adviser recommended to the Board that a tender offer in an amount of up to $527,000,000 be made based on the projected September 30, 2008 net asset value of the Master Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring August 31, 2008 was sent out to the partners in the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2008

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, the Registered Fund and the TEI Fund together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual fee of $20,000, which is paid quarterly, a fee of $4,000 per Board meeting, a fee of $1,000 per informal meeting, a fee of $1,000 per meeting for each member on the audit committee and an additional fee of $2,500 per audit committee meeting for the audit committee chairman. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2008.

Asset Class[1]	Fair Value	%
Domestic Equity	$499,101,710	9.71
International Equity	739,589,924	14.39
Opportunistic Equity	387,845,863	7.55
Absolute Return	1,042,883,468	20.28
Real Estate	278,468,493	5.42
Natural Resources	772,594,381	15.03
Private Equity	435,967,612	8.48
Fixed Income	249,824,567	4.86
Enhanced Fixed Income	734,115,308	14.28

Total Investments	$5,140,391,326	100.00

1	The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2008

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 16, 2008, the Board considered and approved the continuation of the Investment Management Agreement between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. Prior to the January 16, 2008 meeting of the Board, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Master Fund’s sub-adviser, the Adviser’s staffing and training program, Master Fund and Adviser compliance programs, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Board was assisted at all times by counsel to the Master Fund.

The Board noted that during 2007 it had approved a new agreement with the Master Fund’s sub-adviser, necessitated by a change in control of the sub-adviser, which following Board approval had been approved by a vote of Master Fund partners in 2007. The sub-advisory agreement therefore would not be considered for renewal until 2009.

Following the Board’s review, the Board concluded that the Investment Management Agreement enables the Master Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:

The nature, extent and quality of the advisory services provided. With respect to the Investment Management Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight and monitoring of the sub-adviser and oversight of and interaction with other service providers.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2008

(Unaudited)

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Investment Management Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Master Fund. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Adviser noted that it was generally satisfied with the performance of the sub-adviser. The Board concluded that the Master Fund’s investment performance for the period was superior on a relative basis. On the basis of the Directors’ assessment, the Directors concluded that the Adviser (with the assistance of the sub-adviser) was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies, and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser, including that the Adviser pays the sub-adviser from the Adviser’s fees. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Master Fund and its growth. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, the fees paid by the Adviser to the sub-adviser, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Master Fund were competitive with comparable investment companies.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees appropriately reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its substantial investment relating to support of the Master Fund and the competitive nature of the investment company market as relevant to the Master Fund. The Board noted that as the Master Fund has grown, the need for investor support and in particular infrastructure and tax reporting has grown, and that increased size to date has not generally produced significant economies of scale. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser and sub-adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2008

(Unaudited)

of the Master Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

Other considerations. The Board determined that the Adviser has made a substantial commitment both to the recruitment and retention of high quality personnel and the provision of investor services, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its partners. The Directors also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Master Fund.

Independent Directors

Jonathan P. Carroll

Richard C. Johnson

G. Edward Powell

Scott F. Schwinger

Scott W. Wise

Interested Directors and Officers

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

A. Haag Sherman, Director and Co-Principal Executive Officer

John E. Price, Treasurer and Principal Financial Officer

Adam L. Thomas, Secretary

Roy V. Washington, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Sub-Adviser

Novant Asset Management, LLC

Winston-Salem, NC

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

Custodial Trust Company

Princeton, NJ

Independent Registered Public Accounting Firm

KPMG, LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

4265 SAN FELIPE

SUITE 800

HOUSTON, TEXAS 77027

TEL 800-725-9456

FAX 713-993-4698

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included in Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: August 22, 2008

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: August 22, 2008

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co- Principal Executive Officer
Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: August 22, 2008

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: August 22, 2008

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: August 22, 2008

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: August 22, 2008